UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022


13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David J. Malat
Title:  Chief Financial Officer
Phone:  (646) 289-7711


Signature, Place and Date of Signing:


/s/ David J. Malat                New York, NY               November 14, 2006
------------------                ------------               -----------------

     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $272,997
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1  028-11039                           Rhombus Capital Partners, L.P.
2  028-11040                           Rhombus Capital Overseas Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4   COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8

                               TITLE OF                    VALUE   SHRS OR SH/ PUT/   INVSTMNT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP     (X 1000) PRN AMT PRN CALL   DSCRTN    MNGRS       SOLE    SHARED  NONE
ALLTEL CORP                    COM              020039103    6,938 125,000 SH         SOLE      1,2        125,000    0      0
AMERICA MOVIL S A DE CV        SPON ADR L SHS   02364W105    3,740  95,000 SH         SOLE      1,2         95,000    0      0
AU OPTRONICS CORP              SPONSORED ADR    002255107    7,125 500,000 SH         SOLE      1,2        500,000    0      0
BROADCOM CORP                  CL A             111320107    6,068 200,000 SH         SOLE      1,2        200,000    0      0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   26,686 925,000 SH         SOLE      1,2        925,000    0      0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    4,080 200,000 SH         SOLE      1,2        200,000    0      0
COMCAST CORP NEW               CL A             20030N101    5,535 150,000 SH         SOLE      1,2        150,000    0      0
CORNING INC                    COM              219350105    3,662 150,000 SH         SOLE      1,2        150,000    0      0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    8,885 500,000 SH         SOLE      1,2        500,000    0      0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    2,491 100,000 SH         SOLE      1,2        100,000    0      0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    8,185 250,000 SH         SOLE      1,2        250,000    0      0
GARMIN LTD                     ORD              G37260109   35,853 735,000 SH         SOLE      1,2        735,000    0      0
GOOGLE INC                     CL A             38259P508   10,048  25,000 SH         SOLE      1,2         25,000    0      0
GOOGLE INC                     CL A             38259P508   20,095  50,000 SH   PUT   SOLE      1,2         50,000    0      0
HD PARTNERS ACQUISITION CORP   UNIT 06/01/2010  40415K209    1,148 150,000 SH         SOLE      1,2        150,000    0      0
IAC INTERACTIVECORP            COM NEW          44919P300    5,752 200,000 SH         SOLE      1,2        200,000    0      0
INTEL CORP                     COM              458140100    5,143 250,000 SH         SOLE      1,2        250,000    0      0
INTERNATIONAL BUSINESS MACHS   COM              459200101    8,194 100,000 SH   PUT   SOLE      1,2        100,000    0      0
JUNIPER NETWORKS INC           COM              48203R104    3,024 175,000 SH         SOLE      1,2        175,000    0      0
LIBERTY GLOBAL INC             COM              530555309    5,012 199,999 SH         SOLE      1,2        199,999    0      0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302   19,221 230,000 SH         SOLE      1,2        230,000    0      0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    6,686  80,000 SH   CALL  SOLE      1,2         80,000    0      0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    4,076 200,000 SH         SOLE      1,2        200,000    0      0
MOTOROLA INC                   COM              620076109   10,750 430,000 SH         SOLE      1,2        430,000    0      0
NEWS CORP                      CL A             65248E104    9,825 500,000 SH         SOLE      1,2        500,000    0      0
NTL INC DEL                    COM              62941W101    3,656 143,749 SH         SOLE      1,2        143,749    0      0
NUVELO INC                     COM NEW          67072M301    5,472 300,000 SH         SOLE      1,2        300,000    0      0
SBA COMMUNICATIONS CORP        COM              78388J106    6,204 255,000 SH         SOLE      1,2        255,000    0      0
STATION CASINOS INC            COM              857689103    1,446  25,000 SH         SOLE      1,2         25,000    0      0
TIME WARNER INC                COM              887317105    1,823 100,000 SH         SOLE      1,2        100,000    0      0
TIME WARNER TELECOM INC        CL A             887319101    6,654 350,000 SH         SOLE      1,2        350,000    0      0
VIACOM INC NEW                 CL B             92553P201   19,520 525,000 SH         SOLE      1,2        525,000    0      0



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